Income Tax Expense	12 Months Ended
Dec. 31, 2017
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Income Tax Expense

Note 19: Income Tax Expense

As mentioned in Note 3.12—Accounting Principles—Other Income, the French Research Tax Credit is not included in the line item “Income taxes” but included in the line item “Other Income.”

Reconciliation between the Effective and Nominal Income Tax Expense

The following table shows the reconciliation between the effective and nominal tax expense at the nominal standard French rate of 33.33% (excluding additional contributions):

	Year ended December 31,
	2015	2016	2017
	(thousands of Euros)
(Loss) before taxes	(44,674)	(114,531)	(147,692)
Theoretical group tax rate	33.33%	33.33%	33.33%
Nominal tax expense	14,890	38,173	49,226
Increase/decrease in tax expense arising from:
Permanent differences (1)	6,089	—	—
Research tax credit	1,895	2,409	3,110
Share-based compensation	(3,473)	(11,451)	(10,260)
Non recognition of deferred tax assets related to tax losses and temporary differences	(19,211)	(29,195)	(41,453)
Other differences	190	64	622
Effective tax expense	—	—	—
Effective tax rate	0%	0%	0%

(1)	The significant balance of permanent differences is mainly affected by transaction costs on capital increase occurred in 2015. These transaction costs are booked in equity and are subject to a tax deduction.

Deferred Tax Assets and Liabilities

As mentioned in Note 3.14, the Company has not recognized deferred tax assets in the Consolidated Statements of Financial Position. The amount of the losses carried forward at the end of December 2017 is €369 million including €334 million for DBV Technologies S.A.